Financial instruments (Details Narrative)	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
Possible effect of 10% change in exchange rate regarding the USD to the net income (loss)	$ 310,000
Possible effect of 10% change in exchange rate regarding the MXN to the net income (loss)	24,000
Possible effect of 1% change in the interest rate to the net income (loss)	$ 102,000